SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended	12 Months Ended
	Sep. 16, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Common Stock Shares Outstanding | shares		305,451,498	305,451,498
Amount Due From Related Party		$ 3,603,402	$ 0
Amount Due From Third Party		$ 5,627,463
Common Stock Shares Issued | shares		305,451,498	305,451,498
Receivables From Related Party		$ 3,603,402	$ 0
Common Stock Value | $ / shares		$ 0.00	$ 0.00
Monthly Rent	$ 63,000
Lease Expense	$ 3,516,627
Tax Benefit Rate		50.00%
Remaining Terms		3 years
Sotware developments [Member]
Intangible Assets, Estimated Useful Lives		5 years
Intangible Assets, Amortization Method		straight line basis
RMB [Member]
Exchange Rate		6.36	6.53
Average Exchange Rate		6.44	6.84
Two Main Customers [Member]
Accounts Receivable From Customers		$ 9,230,865
Third Party Customers [Member]
Account Receivables		$ 5,627,463	$ 2,609,520